Concentrations (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Concentrations [Line Items]
Deposit (in Dollars)	$ 40,918,658		$ 52,319,608
Bank deposit (in Dollars)	500,000
Cash held in banks (in Dollars)	$ 36,778,314		$ 49,978,752
Supplier Concentration Risk [Member] | One Suppliers [Member] | Purchases [Member]
Concentrations [Line Items]
Concentration risk, percentage	19.60%	15.30%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Trade and Notes Payables [Member]
Concentrations [Line Items]
Concentration risk, percentage	19.00%		23.10%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Purchases [Member]
Concentrations [Line Items]
Concentration risk, percentage	16.50%	15.00%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Trade and Notes Payables [Member]
Concentrations [Line Items]
Concentration risk, percentage	17.40%		14.90%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Purchases [Member]
Concentrations [Line Items]
Concentration risk, percentage		14.80%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Purchases [Member]
Concentrations [Line Items]
Concentration risk, percentage		13.80%
Supplier Concentration Risk [Member] | Five Suppliers [Member] | Purchases [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.20%